Partners' Capital, Mezzanine Equity and Distributions (Distributions Paid) (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 14, 2019	Nov. 14, 2018	Aug. 14, 2018	May 15, 2018	Feb. 14, 2018	Nov. 14, 2017	Aug. 14, 2017	May 15, 2017	Feb. 14, 2017	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Distribution Made to Limited Partner [Line Items]
Date Paid	Feb. 14, 2019						Aug. 14, 2017	May 15, 2017	Feb. 14, 2017
Per Unit Amount (in dollars per unit)	$ 0.5500	$ 0.5400	$ 0.5300	$ 0.5200	$ 0.5100	$ 0.5000	$ 0.7225	$ 0.7200	$ 0.7100	$ 0.5500	$ 0.5400	$ 0.5300	$ 0.5200	$ 0.5000	$ 0.7225	$ 0.7200	$ 0.7100
Total Amount	$ 67,419	$ 66,193	$ 64,967	$ 63,741	$ 62,515	$ 61,290	$ 88,563	$ 88,257	$ 83,765
Date Issued		Nov. 14, 2018	Aug. 14, 2018	May 15, 2018	Feb. 14, 2018	Nov. 14, 2017